Going Concern (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Going Concern 1	$ 11,678,393
Going Concern 2	3,912,278
Going Concern 3	1,000,000
Going Concern 4	$ 12,000,000